Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Tail Risk ETF (TAIL)

Cambria Cannabis ETF (TOKE)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 23, 2023

to the Funds’ currently effective Statutory Prospectus,
as may be amended or supplemented

The following information supplements and should be read in conjunction with the Funds’ Prospectus.

On October 19, 2023, shareholders of each Fund approved (1) a new investment sub-advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and Toroso Investments, LLC (“Toroso”) with respect to each Fund, and (2) a manager of managers arrangement for each Fund that would grant Cambria, subject to prior approval by the Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), greater flexibility to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of a Fund’s shareholders. Accordingly, effective October 23, 2023, Toroso serves as sub-adviser with respect to each of the Funds.

Effective immediately, the following sentence is added to the description under “Investment Adviser” in the “Fund Summary” for each Fund:

Toroso Investments, LLC serves as the sub-adviser to the Fund.

In addition, the current description under “Fund Management—Sub-Adviser” is deleted in its entirety and replaced with the following:

Sub-Adviser. Toroso Investments, LLC (“Toroso” or the “Sub-Adviser”), a Tidal Financial Group company, is sub-adviser to each Fund, except Cambria Global Tail Risk ETF. Toroso is a Delaware limited liability company located at 234 W. Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Toroso is the parent company of Tidal ETF Services LLC. Toroso was founded in, and has been managing investment companies, since March 2012. As of September 30, 2023, Toroso had assets under management of approximately $8.5 billion and served as the investment adviser or sub-adviser for 137 registered funds. Toroso is responsible for trading portfolio securities and other investment instruments on behalf of each sub-advised Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, Cambria pays Toroso a fee calculated daily and paid monthly out of the fee Cambria receives from each sub-advised Fund. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement with respect to each sub-advised Fund, will be available in such Funds’ semi-annual report dated October 31, 2023.

The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Adviser, subject to certain conditions, to terminate the existing Sub-Adviser or hire new sub-advisers for each Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of a sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement has been approved by the Board and shareholders of each Fund, except Cambria Global Tail Risk ETF. Consequently, under the exemptive order, the Adviser will have the right to hire, terminate and replace a sub-adviser to one of the sub-advised Funds when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change. This structure, known as a “manager of managers” structure, enables the sub-advised Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by a Fund to be increased or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to a Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of a Fund or the Adviser will require shareholder approval. Until the Adviser and the Trust obtain this relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Shareholders of the Cambria Global Tail Risk ETF are currently voting on proposals whether to approve (i) Toroso as the investment sub-adviser to such Fund, and (ii) a manager of managers arrangement that would grant Cambria, subject to prior approval by the Board, greater flexibility to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders. To the extent shareholders of the Cambria Global Tail Risk ETF approve these proposals at a special meeting of shareholders, or any adjournment or postponement thereof, the Fund’s prospectus will be revised to reflect such approval.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-STAT-PRO-1023

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Tail Risk ETF (TAIL)

Cambria Cannabis ETF (TOKE)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 23, 2023

to the Funds’ Statement of Additional Information (“SAI”),
as may be amended or supplemented

The following information supplements and should be read in conjunction with the Funds’ SAI.

On October 19, 2023, shareholders of each Fund approved (1) a new investment sub-advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and Toroso Investments, LLC (“Toroso”) with respect to each Fund, and (2) a manager of managers arrangement for each Fund that would grant Cambria, subject to prior approval by the Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), greater flexibility to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of a Fund’s shareholders. Accordingly, effective October 23, 2023, Toroso serves as sub-adviser with respect to each of the Funds.

Effective immediately, any reference to Toroso as sub-adviser to certain series of the Trust is revised to reflect that Toroso is sub-adviser to each series of the Trust, except Cambria Global Tail Risk ETF.

In addition, the current description under “Investment Management and Other Services—Investment Sub-Advisory Agreement” is deleted in its entirety and replaced with the following:

Toroso Investments, LLC, a Tidal Financial Group company, is responsible for trading portfolio securities and other investment instruments on behalf of each Fund, except Cambria Global Tail Risk ETF, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of Cambria and the oversight of the Board. Toroso is an SEC-registered investment adviser and a Delaware limited liability company located at 234 W. Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Toroso is the parent company of Tidal ETF Services LLC. Toroso was founded in, and has been managing investment companies, since March 2012. Toroso is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of September 30, 2023, Toroso had assets under management of approximately $8.5 billion and served as the investment adviser or sub-adviser for 137 registered funds. Under the sub-advisory agreement between Cambria and Toroso with respect to each of the sub-advised Funds (the “Sub-Advisory Agreement”), the Adviser pays Toroso a portion of its fee, which is calculated daily and paid monthly, at the following fee rate: 3 basis points on the first $2 billion of aggregate Fund assets; and 2.5 basis points on aggregate Fund assets above $2 billion.

Cambria did not pay Toroso any sub-advisory fee for the fiscal year ended April 30, 2023, because Toroso had not yet begun serving as sub-adviser to any of the Funds.

The Sub-Advisory Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, (i) by the Board of Trustees, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding shares of a Fund, on sixty (60) days’ written notice to Cambria and Toroso, or (ii) by Cambria or Toroso on sixty (60) days’ written notice to the Trust and the other party. In addition, the Sub-Advisory Agreement shall be automatically terminated if it is assigned.

The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Adviser, subject to certain conditions, to terminate the existing Sub-Adviser or hire new sub-advisers for each Fund, to materially amend the terms of particular agreements with sub-advisers or to continue the employment of a sub-adviser after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement has been approved by the Board and shareholders of each Fund, except Cambria Global Tail Risk ETF. Consequently, under the exemptive order, the Adviser will have the right to hire, terminate and replace a sub-adviser to one of the sub-advised Funds when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days of retaining a new sub-adviser, shareholders of any affected Fund will receive notification of the change. This structure, known as a “manager of managers” structure, enables the sub-advised Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by a Fund to be increased or change the Adviser’s obligations under the investment advisory agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to a Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of a Fund or the Adviser will require shareholder approval. Until the Adviser and the Trust obtain this relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Shareholders of the Cambria Global Tail Risk ETF are currently voting on proposals whether to approve (i) Toroso as the investment sub-adviser to such Fund, and (ii) a manager of managers arrangement that would grant Cambria, subject to prior approval by the Board, greater flexibility to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Fund’s shareholders. To the extent shareholders of the Cambria Global Tail Risk ETF approve these proposals at a special meeting of shareholders, or any adjournment or postponement thereof, the Fund’s prospectus will be revised to reflect such approval.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SAI-1023

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